                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       KENSICO CAPITAL MANAGEMENT
            ------------------------------------------
Address:    55 RAILROAD AVE 2ND FLOOR
            ------------------------------------------
            GREENWICH, CT 06830
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Signorile
          --------------------------------------------
Title:    CHIEF OPERATING OFFICER
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Phone:    (203) 862-5800
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph Signorile   GREENWICH, CT                            2/14/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                              -----------------------

Form 13F Information Table Entry Total:
                                              -----------------------

Form 13F Information Table Value Total:
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
ITEM 1                          ITEM 2  ITEM 3     ITEM 4       ITEM 5     ITEM 6                 ITEM 7    ITEM 8
                                                                                                            VOTING
                                TITLE                           SHARES OF                  SHARED           AUTHORITY
NAME OF ISSUER                  OF      CUSIP      FAIR MKT     PRINCIPAL  SOLE    SHARED  OTHER  MANAGERS  SOLE       SHARED  NONE
                                CLASS   NUMBER     VAL          AMOUNT     (A)     (B)     (C)              (A)        (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS IN      COMMON  00763M108   53,504,000  1,520,000  X                      KENP      1,520,000
ALLEGHENY ENERGY INC            COMMON   17361106   14,287,192    311,200  X                      KENP        311,200
ALTRIA GROUP INC                COMMON  02209S103   48,463,155    564,707  X                      KENP        564,707
AMERICAN SCIENCE & ENGINEERING  OTC EQ   29429107    7,481,954    125,726  X                      KENP        125,726
AMTRUST FINANCIAL SVCS INC      OTC EQ   32359309    6,566,400    768,000  X                      KENP        768,000
ASHLAND INC                     COMMON   44209104   22,829,400    330,000  X                      KENP        330,000
AT&T INC                        COMMON  00206R102   16,005,275    447,700  X                      KENP        447,700
BERKSHIRE HATHAWAY INC-DEL      COMMON   84670108   17,378,420        158  X                      KENP            158
CARMAX INC                      COMMON  143130102   22,889,284    426,800  X                      KENP        426,800
CERIDIAN CORP                   COMMON  156779100   27,700,200    990,000  X                      KENP        990,000
CITIZENS COMMUNICATIONS CO      COMMON  17453B101    8,540,091    594,300  X                      KENP        594,300
COMMUNITY HEALTH SYSTEMS I      COMMON  203668108    8,739,236    239,300  X                      KENP        239,300
COTT CORP                       COMMON  22163N106    1,388,070     97,000  X                      KENP         97,000
CROSSTEX ENERGY INC             OTC EQ  22765Y104    5,514,060    174,000  X                      KENP        174,000
ECHOSTAR COMMUNICATIONS CO      OTC EQ  278762109   63,709,377  1,675,240  X                      KENP      1,675,240
ERIE INDEMNITY CO-CL A          OTC EQ  29530P102   13,816,634    238,300  X                      KENP        238,300
FIRST DATA CORP                 COMMON  319963104   32,027,600  1,255,000  X                      KENP      1,255,000
FIRST SOLAR INC                 COMMON  336433107    2,238,000     75,000  X                      KENP         75,000
FISERV INC                      OTC EQ  337738108   43,267,468    825,400  X                      KENP        825,400
FLOWSERVE CORP                  COMMON  34354P105   46,457,635    920,500  X                      KENP        920,500
GETTY IMAGES INC                COMMON  374276103    1,798,440     42,000  X                      KENP         42,000
GSI COMMCERCE INC               OTC EQ  36238G102    4,599,375    245,300  X                      KENP        245,300
GUIDANCE SOFTWARE INC           OTC EQ  401692108    3,114,000    200,000  X                      KENP        200,000
HUDSON HIGHLAND GROUP INC       OTC EQ  443792106   28,365,858  1,700,591  X                      KENP      1,700,591
INTER TEL INC                   OTC EQ  458372109    7,789,240    351,500  X                      KENP        351,500
MARTIN MARIETTA MATERIALS       COMMON  573284106      696,197      6,700  X                      KENP          6,700
MOHAWK INDUSTRIES INC           COMMON  608190104    3,518,420     47,000  X                      KENP         47,000
NMT MEDICAL INC                 OTC EQ  629294109    6,833,759    505,082  X                      KENP        505,082
NOVELIS INC                     COMMON  67000X106  147,822,230  5,307,800  X                      KENP      5,307,800
NTL INCORPORATED NEW            OTC EQ  62941W101   28,946,494  1,146,850  X                      KENP      1,146,850
PHARMACEUTICAL PRODUCT          OTC EQ  717124101    8,554,410    265,500  X                      KENP        265,500
PHI INC                         OTC EQ  69336T106      842,754     25,538  X                      KENP         25,538
PHI INC NON-VTG                 OTC EQ  69336T205   15,931,229    486,747  X                      KENP        486,747
POGO PRODUCING CO               COMMON  730448107    8,549,660    176,500  X                      KENP        176,500
R R DONNELLEY & SONS CO         COMMON  257867101    5,448,282    153,300  X                      KENP        153,300
REALOGY CORP                    COMMON  75605E100   36,885,038  1,216,525  X                      KENP      1,216,525
SEACOR HOLDINGS INC             COMMON  811904101  113,112,792  1,140,940  X                      KENP      1,140,940
SEMTECH CORP                    OTC EQ  816850101    3,979,815    304,500  X                      KENP        304,500
SIMPLETECH INC                  OTC EQ  828823104   19,971,000  1,575,000  X                      KENP      1,575,000
SPRINT NEXTEL CORPORATION       COMMON  852061100   14,590,919    772,415  X                      KENP        772,415
SUN-TIMES MEDIA GROUP INC       COMMON  86688Q100    6,083,490  1,239,000  X                      KENP      1,239,000
TEKELEC INC                     OTC EQ  879101103   48,953,830  3,301,000  X                      KENP      3,301,000
TLC VISION CORPORATION          OTC EQ  872549100   22,715,721  4,343,350  X                      KENP      4,343,350
TXU CORP                        COMMON  873168108    8,827,014    162,830  X                      KENP        162,830
VERISIGN INC                    OTC EQ  92343E102    3,251,560    135,200  X                      KENP        135,200
VULCAN MATERIALS CO             COMMON  929160109    4,313,760     48,000  X                      KENP         48,000
WYNDHAM WORLDWIDE CORP          COMMON  98310W108   28,889,084    902,220  X                      KENP        902,220


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SUBTOTALS
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VALUE TOTAL                                        ENTRY TOTAL
-----------                                        -----------
                                        1047187822              47
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